Assets held for sale and discontinued operations	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Assets held for sale and discontinued operations

4.	ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS
A discontinued operation is the Company’s business component comprising operations and cash flows that can be clearly distinguished, that represents an important separate business line and is part of a coordinated and approved plan by Management for its sale.
The classification of an operation as discontinued is reached upon its disposal, or when the related assets and liabilities are designated as held for sale, whichever the first.
An asset or group of assets and liabilities is held for sale when its carrying amount is expected to be recovered mainly through the sale transaction rather than through continuing use. This occurs if the asset is available for immediate sale “as is”, subject only to usual and customary terms for completion of the transaction, when the sale is defined as highly probable.
The group of assets and liabilities held for sale (disposal group) are measured at the lower of their carrying amount and fair value less incremental costs directly attributable to the conclusion of sale transaction.
The disposal group is also comprised of assets and liabilities that is outside the measurement scope of assets and liabilities held for sale, which includes deferred tax assets (Note 2.2.10), financial instruments (Note 2.2.4) and employee benefits (Note 2.2.22). These assets and liabilities are still measured in accordance with the Company’s accounting policies disclosed in previous topics.
When an operation is classified as discontinued, the comparative statements of income are recasted to present the results of continuing operations separately from the results of discontinued operation since the beginning of comparative periods. The results of discontinued operation are presented separately on a single line in the statement of income, net of income taxes.

In the preparation of the consolidated statements of income, the transactions between subsidiaries, as sales of parts and services, were eliminated within continuing and discontinued operations following the consolidation practice consistently as previous periods and without adjustments between operations.

4.1	Context of the transaction between Embraer S.A. and The Boeing Company (“Boeing”)
The terms and conditions approved on December 17, 2018 defined the creation of a joint venture contemplating Embraer’s Commercial Aviation business unit with 80% interest held by a subsidiary of Boeing and 20% by Embraer, as well as the creation of joint venture to promote and develop new markets and uses for the C-390 Millen
n
ium multi-mission aircraft, with 51% interest held by a subsidiary of Embraer and 49% by a subsidiary of Boeing.
On January 10, 2019, the Brazilian Federal Government informed that it would not exercise the veto right in relation to the strategic partnership between Embraer and The Boeing Company, under the terms aforementioned. Thereafter, on January 11, 2019 the Company’s Board of Directors decided (i) to ratify the resolution of December 17, 2018 that approved the Transaction; (ii) to authorize the execution of the MTA, which provided the terms and conditions for the consummation of the strategic partnership in connection with the Commercial Aviation, and the Contribution Agreement, which provided the terms and conditions for the creation of a joint venture for the promotion and development of new markets and applications for the
C-390 Mille
n
nium
multi-mission transport airplane, as well as of the other agreements and documents necessary or convenient for the consummation of the Transaction; and (iii) to authorize, after the approval of the Transaction by Embraer’s shareholders, the Executive Office to perform any act necessary for the consummation of the Transaction, including the transfer to the new company of the net assets comprised by assets, liabilities, properties, rights and obligations related to the Commercial Aviation business unit.
On January 24, 2019, Embraer and The Boeing Company entered into the MTA and the Contribution Agreement and, on February 26, 2019, the shareholders of the Company approved, with 96.8% of valid votes, the strategic partnership with The Boeing Company, as stated in the Management’s Proposal disclosed on January 24, 2019.
On January 1, 2020, the internal carve-out of the Company’s Commercial Aviation business was implemented by means of the contribution by Embraer S.A., to the capital stock of its wholly-owned subsidiary, Yaborã Indústria Aeronáutica S.A. (“Yaborã”), of the net assets comprising assets and liabilities related to the Commercial Aviation business unit, including the assumption by Yaborã

of the Notes issued by Embraer S.A. and its subsidiaries in the international capital markets (Note 21 and 40).
In addition to the contribution of the Commercial Aviation’s net assets, the internal carve-out also included transactions performed under common control for corporate restructuring of entities related to the Commercial Aviation business unit. These common control transactions had no impact on the consolidated financial statements as of December 31, 2019 and subsequent periods since they were carried at book value in accordance with the Company’s policy, without impact on shareholders’ equity and income for the year.
Subsequent events – Unexpected and wrongful termination of the strategic partnership by Boeing
On April 25, 2020, Embraer received a notice from Boeing communicating its decision to terminate the MTA, based on Boeing’s assertion that certain closing conditions in the MTA had not been satisfied by Embraer by the April 24, 2020 termination date in the MTA. In addition, Boeing terminated the Contribution Agreement. Embraer strongly believes that Boeing wrongfully terminated the MTA and the Contribution Agreement and that it had a continuing obligation to abide by the terms thereof. Embraer strongly believes that Embraer was in full compliance with its obligations under the MTA and the Contribution Agreement. Embraer is pursuing all remedies against Boeing for the damages incurred by Embraer as a result of Boeing’s wrongful termination and violation of the MTA and the Contribution Agreement, including by means of arbitration proceedings that have commenced by both sides in connection with the termination of the MTA and the Contribution Agreement by Boeing. No assurance can be given as to the timing or outcome of the arbitration proceedings or any recovery that Embraer may receive or loss that Embraer may incur therefrom or with respect to such arbitration proceedings.

4.2	Assets and related liabilities held for sale
The Company’s assets and liabilities related to the Commercial Aviation and related services were measured and are being presented in the consolidated financial statements as assets and liabilities held for sale, and the respective results as discontinued operation in the statements of income, beginning February 26, 2019, date of approval by shareholders at the EGM when the highly probable criteria was reached.

There were no impairment losses recognized in the group of assets and liabilities held for sale in initial measurement. The depreciation and amortization of non-current
assets held for sale, including property, plant and equipment, intangible assets and right of use, were ceased as from February 26, 2019 due to the expectation of realization of these assets by sale instead of continuous use as of this date.
The identification and segregation of assets and liabilities held for sale and part of the disposal group considered the terms approved by the parties in the MTA related to the Commercial Aviation business unit and related services, which includes:

•
The business of designing, developing, manufacturing, assembling, testing, certifying, marketing, selling, and delivering commercial aircraft platforms and programs with a structural capacity capable of being configured to contain fifty (50) or more seats in an all-standard
economy class configuration, including the ERJ (including for the avoidance of doubt the ERJ 145), EMB 110, EMB 120, Ejet and E2 families of regional jet aircraft, and their components, as well as all forms of maintaining, sustaining and supporting, and providing other aftermarket services for, such platforms and programs, including modifications, parts distribution and other logistics, maintenance, repair and overhaul services and training.

•
The platforms and programs Lineage, Legacy and AEWC, as well as related activities performed by subsidiaries OGMA - Indústria Aeronáutica de Portugal S.A., Atech Negócios em Tecnologias S.A., Savis Tecnologias e Sistemas S.A., Visiona Tecnologia Espacial S.A., Embraer Business Innovation Center, Inc. and Embraer Aero Seating Technologies, LLC were retained by Embraer S.A. and excluded from the deal terms.

ASSETS HELD FOR SALE	Note	12.31.2019
Cash and cash equivalents		1,452.5
Financial investments		47.5
Trade accounts receivable, net		144.7
Customer and commercial financing		10.7
Contract assets		33.8
Inventories		1,079.6
Guarantee deposits		0.5
Income tax and social contribution		2.1
Other assets		111.5
Deferred income tax and social contribution		34.3
Property, plant and equipment	16	1,089.7
Intangible assets	18	1,157.5
Right of use	17	10.2
TOTAL		5,174.6

LIABILITIES HELD FOR SALE	Note	12.31.2019
Trade accounts payable		474.7
Lease liability	17	9.4
Loans and financing		3,301.3
Other payables		132.5
Contract liabilities		746.1
Taxes and payroll charges payable		8.9
Income tax and social contribution		54.9
Financial guarantee and residual value guarantee	25	140.3
Unearned income		47.7
Provisions	26.1	39.5
Deferred income tax and social contribution		28.7
TOTAL		4,984.0

The following main assumptions were considered in the segregation of the main balances above:

•
Net debt of US$ 1.8 billion transferred to the Commercial Aviation business unit, in line with the allocation interval defined in the MTA, which establishes a maximum net debt ratio of US$ 3.0 billion. Net debt considers the sum of cash and cash equivalents and financial investments balances, reduced by the loans and financing position.

•	Spare parts and production inventories were segregated by operating segment during the year and physically moved for store in the industrial/operating plants included in the MTA.

•
Tangible and intangible assets were allocated as assets acquired and developed for Commercial Aviation business unit, as well as industrial/operating plants included in the agreement (São José dos Campos, Eleb and Taubaté - Brazil, Évora - Portugal and Nashvile - USA).

•	Trade accounts payables allocated for the contributed contracts defined in the MTA terms and the remaining contracts by operating segment based on the consumption history.

•	Short-term employee obligations, including social charges, were segregated by the personnel split provided by the internal carve-out process.

•	Liabilities related to contingency provisions are not transferred as agreed in the MTA.

The following financial instruments are part of the disposal group as of December 31, 2019:

				Carrying amounts and
	Classification and measurement			fair value comparison
	Amortized cost	Fair value throguh profit or loss	Fair value hierarchy (Note 28.2*)	Book value	Fair value (Note 28.2*)
Financial assets
Cash and cash equivalents	1,452.5	—		1,452.5	1,452.5
Financial investments	47.5	—		47.5	—

Corporate bonds - 2.4% p.a. maturing on 2022	47.5	—		47.5	—
Trade accounts receivable, net of expected credit losses of US$ 30.0	144.6	—		144.6	144.6
Customer and commercial financing	10.7	—		10.7	10.7
Guarantee deposits	0.5	—		0.5	0.5
Other assets	111.6	—		111.6	111.6

Financial liabilities
Loans and financing	3,301.3	—		3,301.3	3,614.1

Notes – US$, maturing on 2020 to 2027 (Note 21.1)	2,949.9	—		2,949.9	3,264.5
Working capital – US$, maturing on 2021 to 2030	325.4	—		325.4	323.4
Working capital – EUR, maturing on 2023 to 2026	20.6	—		20.6	20.6
Bonds – US$, maturing on 2030	5.4	—		5.4	5.6
Lease liability	9.4	—		9.4	9.4
Trade accounts payable	474.7	—		474.7	474.7
Residual value guarantee (Note 25)	—	129.6	Level 3	129.6	129.6
Other payables	132.5	—		132.5	132.5

*
Note 28.2 includes disclosure of assumptions and methodologies applied by Management to calculate fair value of these financial assets and liabilities, as well as it presents the changes in fair value of financial instruments categorized within level 3 of fair value hierarchy.

4.3	Discontinued operations
The results from the discontinued operations is comprised of income and expenses related to the business units and legal entities included in the agreement, mainly related to:

•	Revenues from contracts with customers, costs of products and services sold, and general expenses directly associated with the Commercial Aviation business unit and related services.

•
Portion of general and administrative expenses with corporate areas segregated during the internal carve-out
process of personnel and transferred to the Commercial Aviation joint new legal entity. However, general and administrative expenses with key management personnel are fully excluded from the discontinued operations results.

•
Other operating income and expenses directly associated with discontinued operations, including carve-out
costs to segregate the Commercial Aviation business unit and related services (costs to sell). Expenses with corporate projects are fully excluded from the discontinued operation results.

•	Financial expenses on loans and financing interest that comprise the disposal group, including monetary and foreign exchange gains or losses of financial assets and liabilities held for sale.

•
Income tax expenses generated by the Commercial Aviation business unit and related services operations, as well as income tax expenses incurred as part of the internal carve-out
process and restructuring of corporate structure of foreign subsidiaries. Deferred income taxes were allocated to discontinued operations on a legal entity basis and whether it is part of the disposal group considering the future tax benefit or expense will be carryforward by the legal entity.

	12.31.2019	12.31.2018	12.31.2017
REVENUE	2,844.5	2,943.4	3,312.9
Cost of sales and services	(2,407.2)	(2,373.6)	(2,515.5)

GROSS PROFIT	437.3	569.8	797.4

Operating Income (expense)
Administrative	(53.5)	(46.5)	(40.2)
Selling	(137.7)	(152.8)	(146.0)
Research	(29.8)	(26.6)	(27.0)
Other operating income (expense), net	(131.0)	(25.6)	(46.5)

OPERATING PROFIT BEFORE FINANCIAL RESULT	85.3	318.3	537.7

Financial income, net	(177.5)	(177.7)	(135.6)
Foreign exchange gain (loss) , net	7.2	5.1	0.9

NET INCOME (LOSS) BEFORE TAXES ON INCOME	(85.0)	145.7	403.0

Income tax expense	(26.8)	(55.6)	0.3

NET INCOME (LOSS) OF THE DISCONTINUED OPERATIONS	(111.8)	90.1	403.3

4.4	Cash flows
The Company’s cash flows attributable to assets and liabilities held for sale and results from the discontinued operation are as follows:

	12.31.2019	12.31.2018	12.31.2017
Net cash generated by operating activities	301.9	466.4	710.3
Net cash used by investing activities	(239.8)	(295.5)	(401.3)
Net cash (used) generated by financing activities	(19.1)	(212.5)	555.7

	43.0	(41.6)	864.7